PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
PROPERTY AND EQUIPMENT [Text Block]

6.           PROPERTY AND EQUIPMENT

	Computer	Equipment	Vehicle	Land(1)	Total
Cost
Balance at December 31, 2016	$18,911	$47,047	$64,061	$-	$130,019
Additions	13,521	31,399	43,365	854,974	943,259
As at December 31, 2017	32,432	78,446	107,426	854,974	1,073,278
Additions	9,664	629	111,756	238,530	360,579
As at December 31, 2018	$42,096	$79,075	$219,182	$1,093,504	$1,433,857
Accumulated depreciation
Balance at December 31, 2016	$9,192	$5,513	$14,051	$-	$28,756
Depreciation for the year	8,670	11,630	23,184	-	43,484
As at December 31, 2017	17,862	17,143	37,235	-	72,240
Depreciation for the year(2)	8,370	8,009	42,354	-	58,733
As at December 31, 2018	$26,232	$25,152	$79,589	$-	$130,973

Carrying amounts
As at December 31, 2017	$14,570	$61,303	$70,191	$854,974	$1,001,038
As at December 31, 2018	$15,864	$53,923	$139,593	$1,093,504	$1,302,884

(1)	In May 2017, the Company’s Mexico subsidiary purchased land located in Sonora, Mexico.
(2)	During 2018, depreciation of $54,762 (2017 – $38,305) was included in exploration and evaluation assets (note 5)